POST BALANCE SHEET EVENTS (Details)	12 Months Ended
	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 TRY
Post Balance Sheet Events Textual Details [Abstract]
Total amount of Bank's first covered bond programme.	€ 10,000,000,000
Total amount of Bank's 2nd covered bonds programme.	15,000,000,000
1st series of covered bonds - program 1.	1,000,000,000
2nd series of covered bonds - program 1.	1,000,000,000
5th series of covered Bonds - Program 1	1,000,000,000
Total amount of Bank's 5th and 6th series of covered bonds - program 2.	1,800,000,000
Total amount of Bank's 6th series that matures in September 2014 - program 2	1,300,000,000
Second tranche for the 5th series of covered bonds issued by the Bank - program 2.	1,000,000,000
Total amount of Bank's 5th series of covered bonds that matures in September 2013 - Program 2.	500,000,000
Amount of covered bonds cancelled by the Bank on May 6, 2011 (part of the 1st series of EUR 1 billion - Program 1).	650,000,000
Amount of covered bonds cancelled by the Bank on May 6, 2011 (part of the 2nd series of EUR 1 billion Program 1).	800,000,000
Amount of covered bonds cancelled by the Bank on May 6, 2011 (part of the 5th series of EUR 1 billion - program 1).	350,000,000
Floating Rate Notes issued by the Bank due in June 2014.	1,925,000,000
EUR 300 million covered bonds which was part of the 1st series of EUR 1 billion, issued on November 28, 2008, and was part of the first covered bonds programme of EUR 10 billion; and	300,000,000
EUR 650 million covered bonds which was the remaining part of the 5th series of EUR 1 billion issued on May 11, 2010, and was part of the first covered bonds programme of EUR 10 billion.	650,000,000
Covered bonds cancelled by the Bank (part of the 2nd series - Program 1).	150,000,000
Spread on 5th series - Program 2	230
Spread on 6th series - Program 2	250
Spread on 1925 Floating Rate Notes	1200
Spread on 2nd tranche 5th series - Program 2	230
Senior Unsecured Notes, with a 5 year maturity issued by Finansbank.		500,000,000
Interest rate of Senior Unsecured Notes, with a 5 year maturity issued by Finansbank issued.		5.50%	5.50%
Principal of bank bonds issued on June 3, 2011 by Finansbank			1,000,000,000
No of preference shares whose holder is the Greek State issued as part of our participation in the Hellenic Republic bank support plan.	70,000,000